Equity instruments - Breakdown - (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	€ 114,945	€ 108,230	€ 92,879
Financial assets designated at fair value through profit or loss	4,486	4,911	10,730
Financial assets designated at fair value through other comprehensive income	120,953	125,708	121,091
Total financial assets	176,554	184,596	191,124
Equity instruments
Disclosure of financial assets [line items]
Non-trading financial assets mandatorily at fair value through profit or loss	9,615	12,437	8,938
Financial assets designated at fair value through profit or loss	3,234	3,350	3,260
Financial assets designated at fair value through other comprehensive income	2,783	2,863	2,671
Total financial assets	15,632	18,650	14,869
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	3,364	3,711	3,448
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	10,437	12,682	9,107
Shares of investment funds
Disclosure of financial assets [line items]
Total financial assets	€ 1,831	€ 2,257	€ 2,314